Preferred Stock	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Preferred Stock

5. Preferred Stock

The Company’s amended and restated certificate of incorporation (the “Articles”) provides for a class of authorized stock known as preferred stock, consisting of 500,000 shares, $0.0001 par value per share, issuable from time to time in one or more series.

The Company previously designated 6,746 shares as Series A Convertible Preferred Stock, none of which remain issued and outstanding as of March 31, 2026 or December 31, 2025.

During the three months ended March 31, 2026, the Company designated 1,100 shares of Series B Convertible Preferred Stock, par value of $0.0001 and stated value equal to $1,000 (the “Series B Convertible Preferred Stock”).

In connection with the entry into the Merger Agreement, Pulmatrix entered into a Securities Purchase Agreement (the “Purchase Agreement”), dated as of March 26, 2026, with an affiliate of Eos (the “Buyer”), pursuant to which the Company agreed to issue and sell to the Buyer in a private placement an aggregate of 1,000 shares of Series B Convertible Preferred Stock for aggregate gross proceeds of $1.0 million, which the Company received during the three months ended March 31, 2026. The Company delivered the shares of Series B Convertible Preferred Stock to the Buyer on April 16, 2026.

The following paragraph summarizes the terms of the Series B Convertible Preferred Stock.

Conversion Price: The Series B Convertible Preferred Stock is convertible into the shares of Pulmatrix common stock at an initial conversion price of $2.20 per share (the “Conversion Price”). The Conversion Price is subject to customary adjustments for stock dividends, stock splits, reclassifications, stock combinations and the like (subject to certain exceptions). Each conversion of Series B Convertible Preferred Stock is subject to certain beneficial ownership limitations.

Optional conversion: Each share of Series B Convertible Preferred Stock is convertible at any time after the date that is 90 days following the initial date of issuance (the “Original Issuance Date”) at the election of the holder.

Automatic conversion: Effective as of 5:00 p.m. Eastern time on the fifth business day after the date that is the earlier of (i) the one-year anniversary from the Original Issuance Date (ii) the closing date of the Merger, each share of Series B Convertible Preferred Stock then outstanding shall automatically convert into shares of common stock.

Cumulative dividends: Holders of Series B Convertible Preferred Stock are entitled to receive cumulative dividends at eight percent (8.0%) per annum, payable on each conversion date (with respect only to Series B Convertible Preferred Stock being converted) in duly authorized, validly issued, fully paid and non-assessable shares of common stock at the Conversion Price then in effect. The dividends accrue daily commencing on the issuance date, April 16, 2026.

Voting rights: Holders of Series B Convertible Preferred Stock are entitled to vote upon, in the same manner and with the same effect as the holders of the Company’s common stock, voting together with the holders of the Company’s common stock as a single class. Each share of Series B Convertible Preferred Stock entitle the holder thereof to cast that number of votes per share of Series B Convertible Preferred Stock as is equal to the stated value of the Series B Convertible Preferred Stock, divided by the Conversion Price, and subject to adjustments for any stock splits, stock dividends, stock combinations, recapitalizations or other similar transactions.

In connection with the Purchase Agreement, the Company and the Buyer entered into a voting agreement, pursuant to which the Buyer has agreed to vote in favor of matters as related to the proposed Merger at any annual or special meeting and other matters the Company’s board of directors of has recommended the stockholders to vote in favor of.

The Company evaluated the classification of the Series B Convertible Preferred Stock and determined equity classification was appropriate due to no mandatory or contingently redeemable redemption features. Although the preferred shares were not yet delivered to the Buyer as of March 31, 2026, the Company concluded that a firm commitment existed as of that date, and therefore the Series B Convertible Preferred Stock is reported on the balance sheet as of March 31, 2026, net of $50 thousand of issuance costs incurred in connection with the Purchase Agreement.

Pursuant to the Purchase Agreement, prior to the date of the consummation of the Merger, the Company shall be permitted to use up to $250 thousand of the net proceeds for working capital and other general corporate purposes and shall not use the remainder of the net proceeds, subject to certain exceptions. From and after the date of the consummation of the Merger, or upon any termination of the Merger Agreement in accordance with its terms, these restrictions no longer apply. Accordingly, the Company reported $700 thousand of the net proceeds as restricted cash on the accompanying balance sheet as of March 31, 2026.